Financial Instruments (Schedule of Maximum Exposure to Credit Risk for Trade Receivables By Geographic Region) (Details) - Credit Risk [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of risk management strategy related to hedge accounting [line items]
Maximum exposure to credit risk	$ 1,318,255	$ 1,118,405
Trade Receivables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Maximum exposure to credit risk	80,403	67,994
Trade Receivables [Member] | Israel [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Maximum exposure to credit risk	65,526	55,865
Trade Receivables [Member] | UNITED STATES
Disclosure of risk management strategy related to hedge accounting [line items]
Maximum exposure to credit risk	$ 14,877	$ 12,129